Contingent liability	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Contingent liability
45	Contingent liability
Other than as disclosed in the previous notes (Note 40), the Group did not have any significant contingent liability as of December 31, 2022 and 2023.